Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continued operations	$ (4,616,135)	$ (6,989,136)	$ (8,556,385)	$ (1,476,363)
Adjustment to reconcile net loss to net cash (used in) operating activities
Bad debt expense	(1,150)	(4,645)	(2,274)	16,868
Depreciation and amortization	18,434	22,371	46,535	113,287
Finance charge, related party		2,820,000	2,820,000
Loss on impairment of goodwill & intangibles				560,000
Amortization of Debt Discount		274,992	274,992	270,607
Gain on settlement of debt		(27,411)	(282,418)
Gain on forgiveness of PPP loan			(780,680)	(780,680)
Gain on Sale of Discontinued Operations	(25,197)	(226,769)	(226,769)
Non-cash compensation expense	894,117	491,473	1,247,048	390,035
Non-cash service expense	3,374	983,571	564,000	98,343
Fair valuation of warrants as compensation			983,571
Issuance of Series H Pref to employee		369,596	511,363
(Gain)/loss on derivative liability valuation				(131,018)
Derivative expense
(Increase) Decrease in:
Accounts receivable	(12,428)	(485,871)	(151,789)	497,299
Prepaid expenses and other assets	1,063	(47,202)	(151,997)	(3,581)
Costs in excess of billings	3,942	(26,201)	(27,779)	21,606
Lease deposit	4,361
Accounts payable	593,589	(811,679)	(693,347)	(323,670)
Accrued expenses	(6,680)	(220,289)	(256,852)	(31,597)
Customer Deposits	218,756	(242,174)	(349,655)	(1,239,472)
NET CASH (USED IN) OPERATING ACTIVITIES - continued operations	(2,923,954)	(4,119,374)	(5,032,436)	(2,018,336)
NET CASH PROVIDED BY OPERATING ACTIVITIES - discontinued operations		71,695	73,614	205,713
NET CASH (USED IN) OPERATING ACTIVITIES	(2,923,954)	(4,047,679)	(4,958,822)	(1,812,623)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of fixed assets	(23,209)	(42,543)	(98,723)	(5,253)
Proceeds from the sale of discontinued operations	25,197	226,769	226,769
NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES	1,988	184,226	128,046	(5,253)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on capital lease obligation				(20,654)
Payment of dividend		(408,806)	(408,805)	(23,452)
Proceeds of issuance of common stock, net	940,159	10,000,000	9,485,807
Proceeds (payments) on line of credit, net		(366,012)	(366,012)	60,106
Proceeds from issuance of notes, related party, net			(428,652)
Proceeds (payments) of preferred stock		(61,325)	(61,325)	60,325
Principal payments on debt, third party		(750,000)	(750,000)	(91,000)
Proceeds from PPP loan		780,680	780,680
Proceeds from issuance of notes payable				1,530,680
Principal payments on term loan				(506,919)
NET CASH (USED IN)/PROVIDED BY FINANCING ACTIVITIES	940,159	9,194,537	8,251,693	1,009,086
NET INCREASE / (DECREASE) IN CASH	(1,981,807)	5,331,084	3,420,917	(808,790)
CASH, BEGINNING OF PERIOD	3,431,455	10,538	10,538	819,328
CASH, END OF PERIOD	1,449,648	5,341,622	3,431,455	10,538
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid		285,293	60,038	285,293
Taxes paid
Non-cash financing activities:
Conversion of notes payable to common stock, related party		181,131	577,874	291,940
Exchange of Debt-to-Equity (Preferred)				259,698
Derivative settlement				339,105
Right of use assets	56,650	51,281	105,180	95,209
Derivative discount				127,273
Conversion of preferred to common stock		109,948	109,948
Exercise of stock options	912	8,832	11,108
Exercise of warrants		$ 16,011	17,314
Issuance of common stock to lenders				$ 334,377